Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000092797
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Administrator Class
Trading Symbol	EIVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$42	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,351,929,222
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,771,950
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,351,929,222
# of portfolio holdings	46
Portfolio turnover rate	16%
Total advisory fees paid	$2,771,950

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.1
Industrials	17.6
Health care	14.1
Information technology	11.1
Consumer staples	7.8
Energy	6.2
Consumer discretionary	5.8
Communication services	4.5
Real estate	4.3
Materials	3.5
Utilities	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.4
Canadian Pacific Kansas City Ltd.	4.2
Citigroup, Inc.	3.9
Berkshire Hathaway, Inc. Class B	3.7
Intercontinental Exchange, Inc.	3.5
Bank of America Corp.	3.4
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.0
NextEra Energy, Inc.	2.9
Microsoft Corp.	2.7

Material Fund Change [Text Block]
C000089434
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Class A
Trading Symbol	EIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$46	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,351,929,222
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,771,950
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,351,929,222
# of portfolio holdings	46
Portfolio turnover rate	16%
Total advisory fees paid	$2,771,950

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.1
Industrials	17.6
Health care	14.1
Information technology	11.1
Consumer staples	7.8
Energy	6.2
Consumer discretionary	5.8
Communication services	4.5
Real estate	4.3
Materials	3.5
Utilities	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.4
Canadian Pacific Kansas City Ltd.	4.2
Citigroup, Inc.	3.9
Berkshire Hathaway, Inc. Class B	3.7
Intercontinental Exchange, Inc.	3.5
Bank of America Corp.	3.4
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.0
NextEra Energy, Inc.	2.9
Microsoft Corp.	2.7

Material Fund Change [Text Block]
C000089436
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Class C
Trading Symbol	EIVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$84	1.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
AssetsNet	$ 1,351,929,222
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,771,950
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,351,929,222
# of portfolio holdings	46
Portfolio turnover rate	16%
Total advisory fees paid	$2,771,950

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.1
Industrials	17.6
Health care	14.1
Information technology	11.1
Consumer staples	7.8
Energy	6.2
Consumer discretionary	5.8
Communication services	4.5
Real estate	4.3
Materials	3.5
Utilities	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.4
Canadian Pacific Kansas City Ltd.	4.2
Citigroup, Inc.	3.9
Berkshire Hathaway, Inc. Class B	3.7
Intercontinental Exchange, Inc.	3.5
Bank of America Corp.	3.4
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.0
NextEra Energy, Inc.	2.9
Microsoft Corp.	2.7

Material Fund Change [Text Block]
C000120088
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Class R6
Trading Symbol	EIVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,351,929,222
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,771,950
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,351,929,222
# of portfolio holdings	46
Portfolio turnover rate	16%
Total advisory fees paid	$2,771,950

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.1
Industrials	17.6
Health care	14.1
Information technology	11.1
Consumer staples	7.8
Energy	6.2
Consumer discretionary	5.8
Communication services	4.5
Real estate	4.3
Materials	3.5
Utilities	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.4
Canadian Pacific Kansas City Ltd.	4.2
Citigroup, Inc.	3.9
Berkshire Hathaway, Inc. Class B	3.7
Intercontinental Exchange, Inc.	3.5
Bank of America Corp.	3.4
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.0
NextEra Energy, Inc.	2.9
Microsoft Corp.	2.7

Material Fund Change [Text Block]
C000089437
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	EIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$29	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,351,929,222
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,771,950
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,351,929,222
# of portfolio holdings	46
Portfolio turnover rate	16%
Total advisory fees paid	$2,771,950

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.1
Industrials	17.6
Health care	14.1
Information technology	11.1
Consumer staples	7.8
Energy	6.2
Consumer discretionary	5.8
Communication services	4.5
Real estate	4.3
Materials	3.5
Utilities	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.4
Canadian Pacific Kansas City Ltd.	4.2
Citigroup, Inc.	3.9
Berkshire Hathaway, Inc. Class B	3.7
Intercontinental Exchange, Inc.	3.5
Bank of America Corp.	3.4
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.0
NextEra Energy, Inc.	2.9
Microsoft Corp.	2.7

Material Fund Change [Text Block]
C000089479
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Administrator Class
Trading Symbol	EVSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$40	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
AssetsNet	$ 1,236,349,462
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 2,034,288
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,236,349,462
# of portfolio holdings	156
Portfolio turnover rate	14%
Total advisory fees paid	$2,034,288

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.8
Financials	14.9
Consumer discretionary	10.8
Communication services	10.4
Health care	9.8
Industrials	8.4
Consumer staples	6.1
Real estate	2.5
Energy	2.4
Utilities	2.4
Materials	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.6
Microsoft Corp.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	3.3
Broadcom, Inc.	2.5
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.0
Alphabet, Inc. Class A	2.0
JPMorgan Chase & Co.	1.7

Material Fund Change [Text Block]
C000089477
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Class A
Trading Symbol	EVSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$44	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,236,349,462
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 2,034,288
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,236,349,462
# of portfolio holdings	156
Portfolio turnover rate	14%
Total advisory fees paid	$2,034,288

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.8
Financials	14.9
Consumer discretionary	10.8
Communication services	10.4
Health care	9.8
Industrials	8.4
Consumer staples	6.1
Real estate	2.5
Energy	2.4
Utilities	2.4
Materials	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.6
Microsoft Corp.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	3.3
Broadcom, Inc.	2.5
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.0
Alphabet, Inc. Class A	2.0
JPMorgan Chase & Co.	1.7

Material Fund Change [Text Block]
C000089478
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Class C
Trading Symbol	EVSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$84	1.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.58%
AssetsNet	$ 1,236,349,462
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 2,034,288
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,236,349,462
# of portfolio holdings	156
Portfolio turnover rate	14%
Total advisory fees paid	$2,034,288

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.8
Financials	14.9
Consumer discretionary	10.8
Communication services	10.4
Health care	9.8
Industrials	8.4
Consumer staples	6.1
Real estate	2.5
Energy	2.4
Utilities	2.4
Materials	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.6
Microsoft Corp.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	3.3
Broadcom, Inc.	2.5
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.0
Alphabet, Inc. Class A	2.0
JPMorgan Chase & Co.	1.7

Material Fund Change [Text Block]
C000163729
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Class R6
Trading Symbol	EVSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$22	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
AssetsNet	$ 1,236,349,462
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 2,034,288
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,236,349,462
# of portfolio holdings	156
Portfolio turnover rate	14%
Total advisory fees paid	$2,034,288

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.8
Financials	14.9
Consumer discretionary	10.8
Communication services	10.4
Health care	9.8
Industrials	8.4
Consumer staples	6.1
Real estate	2.5
Energy	2.4
Utilities	2.4
Materials	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.6
Microsoft Corp.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	3.3
Broadcom, Inc.	2.5
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.0
Alphabet, Inc. Class A	2.0
JPMorgan Chase & Co.	1.7

Material Fund Change [Text Block]
C000092805
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Institutional Class
Trading Symbol	EVSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,236,349,462
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 2,034,288
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,236,349,462
# of portfolio holdings	156
Portfolio turnover rate	14%
Total advisory fees paid	$2,034,288

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.8
Financials	14.9
Consumer discretionary	10.8
Communication services	10.4
Health care	9.8
Industrials	8.4
Consumer staples	6.1
Real estate	2.5
Energy	2.4
Utilities	2.4
Materials	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	6.6
Microsoft Corp.	6.1
NVIDIA Corp.	5.5
Amazon.com, Inc.	4.6
Meta Platforms, Inc. Class A	3.3
Broadcom, Inc.	2.5
Alphabet, Inc. Class C	2.3
Tesla, Inc.	2.0
Alphabet, Inc. Class A	2.0
JPMorgan Chase & Co.	1.7

Material Fund Change [Text Block]
C000019943
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Administrator Class
Trading Symbol	SGRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$52	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
AssetsNet	$ 3,560,489,402
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 12,845,277
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,560,489,402
# of portfolio holdings	69
Portfolio turnover rate	45%
Total advisory fees paid	$12,845,277

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.6
Consumer discretionary	15.3
Communication services	13.3
Financials	12.3
Health care	8.3
Industrials	7.2
Materials	1.9
Consumer staples	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Meta Platforms, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Microsoft Corp.	6.6
NVIDIA Corp.	6.5
Apple, Inc.	3.2
Broadcom, Inc.	2.9
Salesforce, Inc.	2.5
Alphabet, Inc. Class A	2.4
Robinhood Markets, Inc. Class A	2.4
Mastercard, Inc. Class A	2.1

Material Fund Change [Text Block]
C000019942
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class A
Trading Symbol	SGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$62	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%
AssetsNet	$ 3,560,489,402
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 12,845,277
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,560,489,402
# of portfolio holdings	69
Portfolio turnover rate	45%
Total advisory fees paid	$12,845,277

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.6
Consumer discretionary	15.3
Communication services	13.3
Financials	12.3
Health care	8.3
Industrials	7.2
Materials	1.9
Consumer staples	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Meta Platforms, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Microsoft Corp.	6.6
NVIDIA Corp.	6.5
Apple, Inc.	3.2
Broadcom, Inc.	2.9
Salesforce, Inc.	2.5
Alphabet, Inc. Class A	2.4
Robinhood Markets, Inc. Class A	2.4
Mastercard, Inc. Class A	2.1

Material Fund Change [Text Block]
C000019941
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class C
Trading Symbol	WGFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$102	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.90%
AssetsNet	$ 3,560,489,402
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 12,845,277
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,560,489,402
# of portfolio holdings	69
Portfolio turnover rate	45%
Total advisory fees paid	$12,845,277

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.6
Consumer discretionary	15.3
Communication services	13.3
Financials	12.3
Health care	8.3
Industrials	7.2
Materials	1.9
Consumer staples	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Meta Platforms, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Microsoft Corp.	6.6
NVIDIA Corp.	6.5
Apple, Inc.	3.2
Broadcom, Inc.	2.9
Salesforce, Inc.	2.5
Alphabet, Inc. Class A	2.4
Robinhood Markets, Inc. Class A	2.4
Mastercard, Inc. Class A	2.1

Material Fund Change [Text Block]
C000163725
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class R6
Trading Symbol	SGRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,560,489,402
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 12,845,277
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,560,489,402
# of portfolio holdings	69
Portfolio turnover rate	45%
Total advisory fees paid	$12,845,277

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.6
Consumer discretionary	15.3
Communication services	13.3
Financials	12.3
Health care	8.3
Industrials	7.2
Materials	1.9
Consumer staples	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Meta Platforms, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Microsoft Corp.	6.6
NVIDIA Corp.	6.5
Apple, Inc.	3.2
Broadcom, Inc.	2.9
Salesforce, Inc.	2.5
Alphabet, Inc. Class A	2.4
Robinhood Markets, Inc. Class A	2.4
Mastercard, Inc. Class A	2.1

Material Fund Change [Text Block]
C000019944
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Institutional Class
Trading Symbol	SGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$40	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
AssetsNet	$ 3,560,489,402
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 12,845,277
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$3,560,489,402
# of portfolio holdings	69
Portfolio turnover rate	45%
Total advisory fees paid	$12,845,277

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.6
Consumer discretionary	15.3
Communication services	13.3
Financials	12.3
Health care	8.3
Industrials	7.2
Materials	1.9
Consumer staples	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Meta Platforms, Inc. Class A	6.9
Amazon.com, Inc.	6.8
Microsoft Corp.	6.6
NVIDIA Corp.	6.5
Apple, Inc.	3.2
Broadcom, Inc.	2.9
Salesforce, Inc.	2.5
Alphabet, Inc. Class A	2.4
Robinhood Markets, Inc. Class A	2.4
Mastercard, Inc. Class A	2.1

Material Fund Change [Text Block]
C000089285
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Administrator Class
Trading Symbol	WFLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$52	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
AssetsNet	$ 573,537,623
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,587,501
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$573,537,623
# of portfolio holdings	53
Portfolio turnover rate	21%
Total advisory fees paid	$1,587,501

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	32.4
Financials	13.5
Health care	12.0
Communication services	10.7
Industrials	9.3
Consumer discretionary	9.2
Energy	3.9
Consumer staples	3.8
Real estate	3.1
Materials	2.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.8
Apple, Inc.	4.5
Alphabet, Inc. Class C	4.1
Twilio, Inc. Class A	3.7
Broadcom, Inc.	3.3
Amazon.com, Inc.	2.8
Interactive Brokers Group, Inc. Class A	2.6
Netflix, Inc.	2.5
Exelixis, Inc.	2.3
Costco Wholesale Corp.	2.2

Material Fund Change [Text Block]
C000089281
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Class A
Trading Symbol	EGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$58	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
AssetsNet	$ 573,537,623
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,587,501
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$573,537,623
# of portfolio holdings	53
Portfolio turnover rate	21%
Total advisory fees paid	$1,587,501

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	32.4
Financials	13.5
Health care	12.0
Communication services	10.7
Industrials	9.3
Consumer discretionary	9.2
Energy	3.9
Consumer staples	3.8
Real estate	3.1
Materials	2.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.8
Apple, Inc.	4.5
Alphabet, Inc. Class C	4.1
Twilio, Inc. Class A	3.7
Broadcom, Inc.	3.3
Amazon.com, Inc.	2.8
Interactive Brokers Group, Inc. Class A	2.6
Netflix, Inc.	2.5
Exelixis, Inc.	2.3
Costco Wholesale Corp.	2.2

Material Fund Change [Text Block]
C000089282
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Class C
Trading Symbol	EGOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$98	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.82%
AssetsNet	$ 573,537,623
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,587,501
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$573,537,623
# of portfolio holdings	53
Portfolio turnover rate	21%
Total advisory fees paid	$1,587,501

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	32.4
Financials	13.5
Health care	12.0
Communication services	10.7
Industrials	9.3
Consumer discretionary	9.2
Energy	3.9
Consumer staples	3.8
Real estate	3.1
Materials	2.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.8
Apple, Inc.	4.5
Alphabet, Inc. Class C	4.1
Twilio, Inc. Class A	3.7
Broadcom, Inc.	3.3
Amazon.com, Inc.	2.8
Interactive Brokers Group, Inc. Class A	2.6
Netflix, Inc.	2.5
Exelixis, Inc.	2.3
Costco Wholesale Corp.	2.2

Material Fund Change [Text Block]
C000163727
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Class R6
Trading Symbol	EGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$35	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 573,537,623
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,587,501
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$573,537,623
# of portfolio holdings	53
Portfolio turnover rate	21%
Total advisory fees paid	$1,587,501

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	32.4
Financials	13.5
Health care	12.0
Communication services	10.7
Industrials	9.3
Consumer discretionary	9.2
Energy	3.9
Consumer staples	3.8
Real estate	3.1
Materials	2.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.8
Apple, Inc.	4.5
Alphabet, Inc. Class C	4.1
Twilio, Inc. Class A	3.7
Broadcom, Inc.	3.3
Amazon.com, Inc.	2.8
Interactive Brokers Group, Inc. Class A	2.6
Netflix, Inc.	2.5
Exelixis, Inc.	2.3
Costco Wholesale Corp.	2.2

Material Fund Change [Text Block]
C000089284
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Institutional Class
Trading Symbol	EGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
AssetsNet	$ 573,537,623
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,587,501
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$573,537,623
# of portfolio holdings	53
Portfolio turnover rate	21%
Total advisory fees paid	$1,587,501

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	32.4
Financials	13.5
Health care	12.0
Communication services	10.7
Industrials	9.3
Consumer discretionary	9.2
Energy	3.9
Consumer staples	3.8
Real estate	3.1
Materials	2.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.8
Apple, Inc.	4.5
Alphabet, Inc. Class C	4.1
Twilio, Inc. Class A	3.7
Broadcom, Inc.	3.3
Amazon.com, Inc.	2.8
Interactive Brokers Group, Inc. Class A	2.6
Netflix, Inc.	2.5
Exelixis, Inc.	2.3
Costco Wholesale Corp.	2.2

Material Fund Change [Text Block]
C000092782
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Administrator Class
Trading Symbol	STDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$50	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
AssetsNet	$ 988,074,220
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,711,012
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$988,074,220
# of portfolio holdings	37
Portfolio turnover rate	33%
Total advisory fees paid	$2,711,012

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.7
Consumer discretionary	16.7
Communication services	15.5
Financials	12.1
Health care	7.9
Industrials	6.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	9.4
Microsoft Corp.	9.0
Meta Platforms, Inc. Class A	7.7
Apple, Inc.	6.9
NVIDIA Corp.	6.0
Alphabet, Inc. Class A	3.4
Salesforce, Inc.	3.1
Broadcom, Inc.	2.8
General Electric Co.	2.6
ServiceNow, Inc.	2.6

Material Fund Change [Text Block]
C000092780
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class A
Trading Symbol	STAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$55	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%
AssetsNet	$ 988,074,220
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,711,012
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$988,074,220
# of portfolio holdings	37
Portfolio turnover rate	33%
Total advisory fees paid	$2,711,012

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.7
Consumer discretionary	16.7
Communication services	15.5
Financials	12.1
Health care	7.9
Industrials	6.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	9.4
Microsoft Corp.	9.0
Meta Platforms, Inc. Class A	7.7
Apple, Inc.	6.9
NVIDIA Corp.	6.0
Alphabet, Inc. Class A	3.4
Salesforce, Inc.	3.1
Broadcom, Inc.	2.8
General Electric Co.	2.6
ServiceNow, Inc.	2.6

Material Fund Change [Text Block]
C000092781
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class C
Trading Symbol	STOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$95	1.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.77%
AssetsNet	$ 988,074,220
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,711,012
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$988,074,220
# of portfolio holdings	37
Portfolio turnover rate	33%
Total advisory fees paid	$2,711,012

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.7
Consumer discretionary	16.7
Communication services	15.5
Financials	12.1
Health care	7.9
Industrials	6.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	9.4
Microsoft Corp.	9.0
Meta Platforms, Inc. Class A	7.7
Apple, Inc.	6.9
NVIDIA Corp.	6.0
Alphabet, Inc. Class A	3.4
Salesforce, Inc.	3.1
Broadcom, Inc.	2.8
General Electric Co.	2.6
ServiceNow, Inc.	2.6

Material Fund Change [Text Block]
C000120071
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	STFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$32	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 988,074,220
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,711,012
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$988,074,220
# of portfolio holdings	37
Portfolio turnover rate	33%
Total advisory fees paid	$2,711,012

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.7
Consumer discretionary	16.7
Communication services	15.5
Financials	12.1
Health care	7.9
Industrials	6.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	9.4
Microsoft Corp.	9.0
Meta Platforms, Inc. Class A	7.7
Apple, Inc.	6.9
NVIDIA Corp.	6.0
Alphabet, Inc. Class A	3.4
Salesforce, Inc.	3.1
Broadcom, Inc.	2.8
General Electric Co.	2.6
ServiceNow, Inc.	2.6

Material Fund Change [Text Block]
C000092779
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	STNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$38	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 988,074,220
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,711,012
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$988,074,220
# of portfolio holdings	37
Portfolio turnover rate	33%
Total advisory fees paid	$2,711,012

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.7
Consumer discretionary	16.7
Communication services	15.5
Financials	12.1
Health care	7.9
Industrials	6.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	9.4
Microsoft Corp.	9.0
Meta Platforms, Inc. Class A	7.7
Apple, Inc.	6.9
NVIDIA Corp.	6.0
Alphabet, Inc. Class A	3.4
Salesforce, Inc.	3.1
Broadcom, Inc.	2.8
General Electric Co.	2.6
ServiceNow, Inc.	2.6

Material Fund Change [Text Block]
C000019968
Shareholder Report [Line Items]
Fund Name	Large Company Value Fund
Class Name	Administrator Class
Trading Symbol	WWIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 245,917,423
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 345,299
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$245,917,423
# of portfolio holdings	129
Portfolio turnover rate	84%
Total advisory fees paid	$345,299

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Health care	16.1
Industrials	13.4
Consumer staples	8.4
Information technology	7.9
Communication services	5.9
Consumer discretionary	5.5
Energy	5.5
Materials	5.4
Real estate	5.3
Utilities	4.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Charles Schwab Corp.	2.6
CRH PLC	2.2
Kinder Morgan, Inc.	2.1
Philip Morris International, Inc.	2.1
Allstate Corp.	2.1
GoDaddy, Inc. Class A	2.1
Citigroup, Inc.	2.0
Cummins, Inc.	2.0
Parker-Hannifin Corp.	2.0
Berkshire Hathaway, Inc. Class B	2.0

Material Fund Change [Text Block]
C000064965
Shareholder Report [Line Items]
Fund Name	Large Company Value Fund
Class Name	Class A
Trading Symbol	WLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 245,917,423
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 345,299
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$245,917,423
# of portfolio holdings	129
Portfolio turnover rate	84%
Total advisory fees paid	$345,299

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Health care	16.1
Industrials	13.4
Consumer staples	8.4
Information technology	7.9
Communication services	5.9
Consumer discretionary	5.5
Energy	5.5
Materials	5.4
Real estate	5.3
Utilities	4.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Charles Schwab Corp.	2.6
CRH PLC	2.2
Kinder Morgan, Inc.	2.1
Philip Morris International, Inc.	2.1
Allstate Corp.	2.1
GoDaddy, Inc. Class A	2.1
Citigroup, Inc.	2.0
Cummins, Inc.	2.0
Parker-Hannifin Corp.	2.0
Berkshire Hathaway, Inc. Class B	2.0

Material Fund Change [Text Block]
C000064966
Shareholder Report [Line Items]
Fund Name	Large Company Value Fund
Class Name	Class C
Trading Symbol	WFLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$81	1.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%
AssetsNet	$ 245,917,423
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 345,299
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$245,917,423
# of portfolio holdings	129
Portfolio turnover rate	84%
Total advisory fees paid	$345,299

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Health care	16.1
Industrials	13.4
Consumer staples	8.4
Information technology	7.9
Communication services	5.9
Consumer discretionary	5.5
Energy	5.5
Materials	5.4
Real estate	5.3
Utilities	4.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Charles Schwab Corp.	2.6
CRH PLC	2.2
Kinder Morgan, Inc.	2.1
Philip Morris International, Inc.	2.1
Allstate Corp.	2.1
GoDaddy, Inc. Class A	2.1
Citigroup, Inc.	2.0
Cummins, Inc.	2.0
Parker-Hannifin Corp.	2.0
Berkshire Hathaway, Inc. Class B	2.0

Material Fund Change [Text Block]
C000177470
Shareholder Report [Line Items]
Fund Name	Large Company Value Fund
Class Name	Class R6
Trading Symbol	WTLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 245,917,423
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 345,299
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$245,917,423
# of portfolio holdings	129
Portfolio turnover rate	84%
Total advisory fees paid	$345,299

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Health care	16.1
Industrials	13.4
Consumer staples	8.4
Information technology	7.9
Communication services	5.9
Consumer discretionary	5.5
Energy	5.5
Materials	5.4
Real estate	5.3
Utilities	4.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Charles Schwab Corp.	2.6
CRH PLC	2.2
Kinder Morgan, Inc.	2.1
Philip Morris International, Inc.	2.1
Allstate Corp.	2.1
GoDaddy, Inc. Class A	2.1
Citigroup, Inc.	2.0
Cummins, Inc.	2.0
Parker-Hannifin Corp.	2.0
Berkshire Hathaway, Inc. Class B	2.0

Material Fund Change [Text Block]
C000064967
Shareholder Report [Line Items]
Fund Name	Large Company Value Fund
Class Name	Institutional Class
Trading Symbol	WLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 245,917,423
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 345,299
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$245,917,423
# of portfolio holdings	129
Portfolio turnover rate	84%
Total advisory fees paid	$345,299

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Health care	16.1
Industrials	13.4
Consumer staples	8.4
Information technology	7.9
Communication services	5.9
Consumer discretionary	5.5
Energy	5.5
Materials	5.4
Real estate	5.3
Utilities	4.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Charles Schwab Corp.	2.6
CRH PLC	2.2
Kinder Morgan, Inc.	2.1
Philip Morris International, Inc.	2.1
Allstate Corp.	2.1
GoDaddy, Inc. Class A	2.1
Citigroup, Inc.	2.0
Cummins, Inc.	2.0
Parker-Hannifin Corp.	2.0
Berkshire Hathaway, Inc. Class B	2.0

Material Fund Change [Text Block]
C000089291
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Administrator Class
Trading Symbol	WFPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$55	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,426,075,915
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,472,611
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,426,075,915
# of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid	$4,472,611

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.3
Consumer discretionary	17.4
Communication services	14.9
Industrials	11.2
Financials	10.3
Health care	7.3
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.6
NVIDIA Corp.	6.4
Meta Platforms, Inc. Class A	6.4
Amazon.com, Inc.	5.8
Broadcom, Inc.	3.1
Salesforce, Inc.	2.6
Apple, Inc.	2.4
Robinhood Markets, Inc. Class A	2.3
Mastercard, Inc. Class A	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0

Material Fund Change [Text Block]
C000089286
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Class A
Trading Symbol	EKJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$61	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,426,075,915
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,472,611
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,426,075,915
# of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid	$4,472,611

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.3
Consumer discretionary	17.4
Communication services	14.9
Industrials	11.2
Financials	10.3
Health care	7.3
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.6
NVIDIA Corp.	6.4
Meta Platforms, Inc. Class A	6.4
Amazon.com, Inc.	5.8
Broadcom, Inc.	3.1
Salesforce, Inc.	2.6
Apple, Inc.	2.4
Robinhood Markets, Inc. Class A	2.3
Mastercard, Inc. Class A	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0

Material Fund Change [Text Block]
C000089288
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Class C
Trading Symbol	EKJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$102	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.85%
AssetsNet	$ 1,426,075,915
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,472,611
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,426,075,915
# of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid	$4,472,611

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.3
Consumer discretionary	17.4
Communication services	14.9
Industrials	11.2
Financials	10.3
Health care	7.3
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.6
NVIDIA Corp.	6.4
Meta Platforms, Inc. Class A	6.4
Amazon.com, Inc.	5.8
Broadcom, Inc.	3.1
Salesforce, Inc.	2.6
Apple, Inc.	2.4
Robinhood Markets, Inc. Class A	2.3
Mastercard, Inc. Class A	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0

Material Fund Change [Text Block]
C000120086
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Class R6
Trading Symbol	EKJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$36	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,426,075,915
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,472,611
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,426,075,915
# of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid	$4,472,611

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.3
Consumer discretionary	17.4
Communication services	14.9
Industrials	11.2
Financials	10.3
Health care	7.3
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.6
NVIDIA Corp.	6.4
Meta Platforms, Inc. Class A	6.4
Amazon.com, Inc.	5.8
Broadcom, Inc.	3.1
Salesforce, Inc.	2.6
Apple, Inc.	2.4
Robinhood Markets, Inc. Class A	2.3
Mastercard, Inc. Class A	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0

Material Fund Change [Text Block]
C000089290
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Institutional Class
Trading Symbol	EKJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$39	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,426,075,915
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,472,611
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,426,075,915
# of portfolio holdings	63
Portfolio turnover rate	32%
Total advisory fees paid	$4,472,611

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.3
Consumer discretionary	17.4
Communication services	14.9
Industrials	11.2
Financials	10.3
Health care	7.3
Consumer staples	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	7.6
NVIDIA Corp.	6.4
Meta Platforms, Inc. Class A	6.4
Amazon.com, Inc.	5.8
Broadcom, Inc.	3.1
Salesforce, Inc.	2.6
Apple, Inc.	2.4
Robinhood Markets, Inc. Class A	2.3
Mastercard, Inc. Class A	2.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0

Material Fund Change [Text Block]